REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregated revenue information

	Six months ended December 31, 2020
	PRC	Non-PRC	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Integrated solutions contracts revenue	$207,219	40,955	248,174
Product sales	14,734	292	15,026
Maintenance service contracts	59,802	20	59,822
Extended warranty service revenue	1,773	—	1,773

Total	$283,528	41,267	324,795

Summary of contract assets and contract liabilities
Contract assets and contract liabilities are summarized below:

	June 30, 2020	December 31, 2020
		(Unaudited)
Contract assets, current	$194,511	217,070
Contract assets, non-current	7,026	5,713
Contract liabilities	139,242	185,418